SUPPLEMENTAL CASH FLOW INFORMATION - Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in non-cash working capital
Decrease (increase) in accounts receivable	$ (7,468)	$ 1,372
Decrease (increase) in inventory	6,291	9,589
Decrease (increase) in prepaid expenses and current assets	(3,740)	(2,286)
Decrease (increase) in accounts payable and accrued liabilities	9,276	28,679
Change in non-cash working capital	4,359	37,354
Investing and financing non-cash transactions
Plant and equipment acquired financed through finance lease	$ 24,963	$ 15,864